Offerings	Nov. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99951
Maximum Aggregate Offering Price	$ 499,755,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,478.68
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (No. 333-293429), in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this filing fee table is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99813
Maximum Aggregate Offering Price	$ 499,065,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,418.65
Offering Note	See Offering Note 1.